Fair Value Disclosures - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 fixed maturity and equity securities	$ 12.8	$ 12.7	$ 18.8
Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 fixed maturity and equity securities	$ 12.8	$ 12.6